PROPERTY AND EQUIPMENT, NET - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment, Net [Abstract]
Reduction to the cost and accumulated depreciation of fully depreciated equipment no longer in use	$ 28,546	$ 5,920